Lease (Details 3) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease
2024 (excluding the nine months ended September 30, 2024)	$ 21,798
2024		$ 85,792
2025		50,862
Thereafter		0
Operating leases, future minimum payments due	72,660	136,654
2025	50,862
Thereafter	0
Less: Imputed interest	(1,737)	(6,471)
Operating lease liabilities	$ 70,923	$ 130,183	$ 39,367